Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended
Apr. 30, 2013
Net Loss Per Share Attributable to Common Stockholders
Schedule of common stock equivalents that were excluded from consideration in diluted net loss per share attributable to common stockholders because they had an antidilutive impact

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Options to purchase common stock	1,145,038	1,872,091	1,597,354	1,865,031	1,621,755
Warrants to purchase redeemable convertible preferred stock	137,646	137,646	137,646	137,646	—
Warrants to purchase common stock	26,000	48,400	48,400	48,400	137,646
Restricted common stock	46,692	15,564	9,600	7,782	9,600
Restricted stock units	—	—	—	—	119,998
Redeemable convertible preferred stock	12,933,618	14,335,869	14,335,869	14,335,869	—

	14,288,994	16,409,570	16,128,869	16,394,728	1,888,999

Schedule of basic and diluted net loss per share

Basic and diluted net loss per share is calculated as follows (in thousands, except per share data):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Numerator:
Net loss	$(9,939)	$(11,592)	$(10,780)	$(1,721)	$(5,790)
Accretion of redeemable convertible preferred stock	(81)	(22)	—	—	—
Preferred stock deemed dividend	—	(762)	—	—	—

Net loss attributable to common stockholders	$(10,020)	$(12,376)	$(10,780)	$(1,721)	$(5,790)

Denominator:
Weighted-average common shares outstanding, basic and diluted	1,444	1,869	2,101	1,991	5,904

Net loss per common share, basic and diluted	$(6.94)	$(6.62)	$(5.13)	$(0.86)	$(0.98)